6. Derivative Liabilities: Schedule of Derivative Liabilities Valuation Assumptions (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Derivative Liabilities Valuation Assumptions

	2014	2013
Risk free interest rate	0.02% - 0.58%	0.04% - 0.38%
Stock volatility factor	104.46% - 149.81%	65.07% - 274.85
Weighted average expected option life	6 months - 2 years	6 months - 2 years
Expected dividend yield	None	None